DERIVATIVE LIABILITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of derivative liability

The following assumptions were used in the Black-Scholes valuation model:

	Three
	Months Ended	Year ended
	March 31,	December 31,
	2017	2016
Conversion price	$0.11 to 0.22	$0.22 to 0.23
Risk free interest rate	0.63 to 1.04%	0.85%
Expected life of derivative liability	4 to 11 months	9 months
expected volatility of underlying stock	132.56 to 138.19%	133.0%
Expected dividend rate	0%	0%

The following assumptions were used in the Black-Scholes valuation model:

Year ended
December 31,
2016
Conversion price	$0.22 to 0.23
Risk free interest rate	0.85%
Expected life of derivative liability	9 months
expected volatility of underlying stock	133.0%
Expected dividend rate	0%

Schedule of movement in derivative liability

The movement in derivative liability is as follows:

	March 31, 2017	December 31, 2016

Opening balance	$113,074	$-
Derivative financial liability arising from convertible note	458,000	77,000
Fair value adjustment to derivative liability	247,770	36,074
	$818,844	$113,074

The movement in derivative liability is as follows:

	December 31, 2016	December 31, 2015

Opening balance	$-	$-
Derivative financial liability arising from convertible note	77,000	-
Fair value adjustment to derivative liability	36,074	-
	$113,074	$-